PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2017
Paid In Capital [Abstract]
PAID-IN CAPITAL

NOTE 32: PAID-IN CAPITAL

Common stock

The total number of common stock as at December 31, 2017 and December 31, 2016 was 9,147,151,527, with a nominal value of 0.30 Euro.

The Bank’s common stock is listed for trading on the Athens Exchange (“ATHEX”). National Bank of Greece common stock used to also be listed on the New York Stock Exchange (“NYSE”) in the form of American Depositary Receipts (“ADRs”). On November 27, 2015, NYSE Regulation Inc. determined that NBG’s common stock were no longer suitable for listing based on abnormally low price levels of NBG's Common share ADRs, pursuant to Section 802.01d of the NYSE listed company manual, defining as such a price level of USD 0.15 per ADR. As a result, NYSE Regulation Inc. commenced delisting procedures which followed an immediate suspension of the ADR trading and thereafter the ADR was traded at the OTC market.

On November 15, 2017, the Bank announced that its Board of Directors resolved to voluntarily terminate the amended and restated deposit agreement dated May 28, 1998, between NBG and the Bank of New York Mellon, as depositary (the “Depositary”) relating to its ADRs, each representing one ordinary share.

Τhe NBG’s ADR program was voluntarily terminated on March 15, 2018 and therefore, the Depositary no longer holds any common shares of NBG as its custodian bank and is no longer a shareholder of NBG. Therefore, any remaining NBG ADR holder who did not previously surrender their ADSs is no longer entitled to NBG common shares.

Common stock increase in the context of the 2015 Recapitalization

On November 17, 2015, the Extraordinary General Meeting of the Shareholders approved a) the reverse split of the ordinary shares at a ratio of 15 existing shares of 0.30 Euro per share to be exchanged for 1 new share of 4.50 Euro per share and the reduction of the number of shares from 3,533,149,631 to 235,543,309, b) the reduction in the nominal value from 4.50 Euro per share to 0.30 Euro per share, with the formation of a special reserve of an equal amount for offsetting losses and c) the share capital increase by EUR 4,482 million in the context of recapitalization of the banks pursuant to the provisions of Greek Law 3864/2010, as amended, and Cabinet Act 36/02.11.2015 through cancellation of the pre-emptive rights to existing shareholders, by issuing new ordinary shares, through In-Cash Contribution and/or In-Kind Contribution including the issuance of a convertible bond loan through the issuance of unsecured, perpetual and subordinated bonds, contingently convertible into ordinary shares of the Bank.

Specifically, the amount of capital increase was determined after the publication of the results of the Comprehensive Assessment (“CA”) conducted by the ECB, following the Euro Summit Statement of July 12, 2015 and the ECB’s decision of August 5, 2015. The CA resulted in a total capital shortfall of EUR 4,482 million, EUR 1,456 million of which was due to the baseline scenario and EUR 3,026 million was due to the adverse scenario. The Bank submitted its capital plan to the SSM, which among other actions, included a private placement to qualified investors abroad (Offer Abroad), a public offering in Greece (Public Offer), and offerings to eligible holders of debt and capital instruments (collectively, the “Private Capital Raising Measures”) which were intended to raise at least an amount of capital sufficient to cover the baseline scenario shortfall of EUR 1,456 million and State Aid through HFSF. Any capital raised through the Private Capital Raising Measures in excess of the baseline scenario shortfall was to be applied towards covering of the adverse scenario shortfall of EUR 3,026 million.

In-Cash Contribution

As regards the In-Cash Contribution, the offer of shares was to be incurred through the Offer Abroad and through the Public Offer.

The allocation between the Offer Abroad and the Public Offer decided to be as follows (subject to increased demand):

  In case an amount of EUR 1,456 million is raised through the Offer Abroad, then new shares which correspond to capital of EUR 146 million could be offered by the Bank in the Public Offer.
  In the event of increased demand in the context of the Offer Abroad, as per the above, the amount to be offered in the Public Offer should not exceed 10% of the above increased amount of final coverage of the Offer Abroad.
  In case the amount of coverage of the Offer Abroad is lower than EUR 1,456 million, then new shares corresponding to a total amount of capital raised up to EUR 300 million to be offered by the Bank in the Public Offer.

On December 8, 2015, the Board of Directors certified that the capital raised through the Offer Abroad amounted to EUR 457 million with the issuance of 1,524,851,811 new shares whereas the capital raised through the Public Offer amounted to EUR 300 million with the issuance of 999,852,461 new shares. The subscription price was set at 0.30 Euro per share as it was determined by the international book-building process outside Greece to institutional and other eligible investors.

The In-Cash Contribution also included the Liability Management Exercise (“LME”) which related to the offer for purchase of the Bank’s outstanding debt and capital instruments.

Following the above, on November 2, 2015, the Bank announced the offer for purchase of the outstanding senior and subordinated debt instruments together with the offer for purchase of the outstanding preferred securities (5 Series) and the participation of the holders of the securities in the share capital increase by an amount equal to the consideration obtained from the buyback of the said securities.

On December 9, 2015, the Bank announced that following the above offers, the buyback of the said securities amounted to EUR 695 million, which was used for the share capital increase by issuing 2,316,353,950 shares.

In-Kind Contribution

The In-Kind Contribution included the implementation of burden sharing measures (the mandatory conversion into ordinary shares of all of the Bank's outstanding debt and capital instruments the holders of which were not voluntarily offered its securities in the above offers) following the Bank’s request for State Aid to cover the remaining adverse scenario capital shortfall. Such shortfall was to be covered through the issuance in favor of the HFSF of new shares for 25% of the remaining capital shortfall and CoCos for 75% of the remaining capital shortfall, as defined in the Cabinet Act 36/02.11.2015.

Based on the Cabinet Act 45/07.12.2015, the Bank announced on December 9, 2015, that the mandatory conversion of the securities not offered in the LME into ordinary shares amounted to EUR 64 million, which was used for the share capital increase by issuing 211,979,849 shares. Also, the preference shares issued in USA and the preference shares issued in favor of the Greek State, in accordance with the Greek Law 3723/2008 were also converted to ordinary shares by issuing 298,700,987 and 1,305,000,000 ordinary shares respectively. The 1,305,000,000 ordinary shares that resulted from the mandatory conversion of the preference shares issued in favor of the Greek state were received by the HFSF.

Finally, the In-Kind Contribution included the participation of HFSF in share capital increase with the amount of EUR 676 million by issuing 2,254,869,160 ordinary shares.

Following the above, the total capital increase amounted to EUR 2,673 million with the issuance of 8,911,608,218 shares.

Warrants

According to article 7 par.4 of Greek Law 3864/2010 and the Cabinet Act 38/2012 (as amended by Cabinet Act 6/2013) issued on June 26, 2013, 245,779,626 warrants were granted to private investors participating in the capital increase of the Bank in 2013 according to Law 3864/2010 and Cabinet Act 38/2012. Trading of the warrants on the ATHEX began on June 27, 2013.

In particular, warrants were transferable securities with no restrictions concerning their transfer. Following the reverse split in November 2015, each warrant incorporates the right of its holder to purchase from HFSF 0.54861592129144 new shares, acquired by HFSF due to its participation in the capital increase of Bank in 2013. The warrants did not provide voting rights to holders or owners thereof.

The warrants were exercisable every six months, with the first exercise date being six months following their issuance and the last exercise date being fifty-four (54) months following their issuance. Call options not exercised until the last aforementioned exercise date automatically ceased to exist and the corresponding warrants were cancelled by HFSF. The procedure for the exercise of the call option and their settlement, as well as any change in the rights and obligations of the holders of warrants that might occur during the term that the warrants were in force, was announced by the Bank on its website and in the Daily Bulletin of the ATHEX at least 10 days prior to each date of exercise of the warrants.

Following the reverse split in November 2015, the exercise price of the call option for each warrant in order to acquire new shares held by HFSF, was equal to EUR 64.35 plus accrued interest at an annual rate of 3% plus the margin:

  1% (100 basis points) for the first year from the Issue Date;
  2% (200 basis points) for the second year from the Issue Date;
  3% (300 basis points) for the third year from the Issue Date;
  4% (400 basis points) for the fourth year from the Issue Date; and
  5% (500 basis points) for the remaining period

on the number of new shares that the holder of the warrant was entitled to acquire upon exercise of his right. The exercise price was adjusted accordingly in the event of corporate actions and was announced by the Bank on its website and in the Daily Bulletin of the ATHEX. The last exercise date (December 27, 2017) was the date of expiry of the warrants.

After the end of the ninth exercise period (December 27, 2017), the warrants remained unexercised were 245,743,123 which, on December 29, 2017, were cancelled by HFSF.

Restrictions on transfers of Bank’s shares

Transfers of the Bank’s shares are carried out as prescribed by law and are not subject to any restrictions pursuant to the Bank’s Articles of Association, except for the ordinary shares held by HFSF and are subject to the provisions of article 8 of Greek Law 3864/2010 and article 3 par.7 of Cabinet Act 38/2012.

In particular, according to article 8 of Greek Law 3864/2010, HFSF decides on the way and procedure for disposing its shares at a time it deems appropriate and in any case within five years from its participation in the Bank's capital increase, provided that par. 1 of article 7a of Law 3864/2010 applies. The disposal may take place gradually or one-off, at HFSF's discretion, so long as all shares are disposed of within the time limits referred to above. The disposal of shares within the time limits stipulated above may not be made to any entity belonging directly or indirectly to the Hellenic Republic, in accordance with Greek Law. Furthermore, disposal shall be carried out with a view to protecting the interests of the Hellenic Republic, taking into consideration also to strengthen the financial stability and ensure a level-playing field in the financial sector.

Additionally, according to article 3 par. 7 of Cabinet Act 38/2012, without prejudice to the transfers which would have taken place due to exercise of the call option embedded in the Warrants, HFSF was not able to transfer the shares which carry call option, for a period of 36 months after the issue date of the securities. After the expiry of the aforementioned period and until the final date of exercise of the call option, according to the same article of Cabinet Act 38/2012, HFSF might dispose its shares which carry call option according to the stipulations of paragraphs 7 – 11 of Article 3 of Greek Law 3864/2010.

Restricted voting rights of the shares acquired by the HFSF in the capital increase of Bank in 2013

More specifically, further to a share capital increase decided by Extraordinary General Meeting of November 17, 2015, the HFSF has agreed to inject capital of EUR 1,068 million and receive in exchange common shares with full voting rights representing 38.92% of the share capital of the Bank and CoCos equal to an amount of EUR 2,029 million by issuing 20,292 CoCos of EUR 100,000 each. HFSF retains also common shares with restricted voting rights corresponding to 1.47 % of the share capital of the Bank, acquired under the previous recapitalization in 2013 and in accordance to Article 7a par.1 of the Greek Law 3864/2010, these shares give the right to HFSF to exercise its voting rights in the General Meeting of Shareholders only for decisions regarding amendments to the Articles of Association, including increase or reduction of capital or provision of proxy powers to the Board of Directors to that effect, merger, division, conversion, revival, extension of duration or dissolution of the company, transfer of assets, including the sale of subsidiaries or any other issue requiring an increased majority as provided by Company Law 2190/1920 on "sociétés anonymes". Specifically, in order to calculate quorum and majority at the General Meeting, these shares of the HFSF are not taken into account regarding decisions on matters other than those mentioned above. According to Article 7a of Greek Law 3864/2010, HFSF exercises its full voting rights without the aforementioned limitations if it is concluded, by decision of the HFSF General Council, that there is a breach of material obligations which are included in the restructuring plan or which promote its implementation.

Redeemable preference shares to the Hellenic Republic

On January 22, 2009, at an Extraordinary General Meeting, the Bank’s shareholders approved the issue of 70 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the preemptive rights of the existing shareholders in favor of the Greek State in accordance with Greek Law 3723/2008 for the Bank’s participation in the Pillar I of the Hellenic Republic Bank Support Plan. On May 21, 2009, the Bank’s Board of Directors certified that the Greek State fully covered the said issue of preference shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points. On May 25, 2009, the minutes of the Board of Directors’ meeting covering the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank’s preferred stock increased by EUR 350 million.

On December 22, 2011, the Extraordinary General Meeting of the Bank’s Shareholders approved the share capital increase by EUR 1,000 million through the issue of additional 200 million Redeemable Preference Shares at a nominal value of EUR 5.00 each with the cancellation of the preemptive rights of the existing shareholders in favor of the Greek State, in accordance with Greek Law 3723/2008.

On December 30, 2011, following the above decision, the Bank issued the 200 million Redeemable Preference Shares at a nominal value of EUR 5.00 each which embody the same privileges and characteristics as the 70 million redeemable preference shares described above.

Following the Cabinet Act 45/07.12.2015, all the 270,000,000 outstanding preference shares issued in favor of the Greek State, in accordance with the Greek Law 3723/2008 were converted into 1,305,000,000 ordinary shares, which were received by the HFSF. Therefore, following the above there are no Greek Law 3723/2008 preference shares outstanding.

Repurchase of non-cumulative, non-voting, redeemable preference shares

On May 31, 2013, the Bank announced an offer to purchase for cash 22,500,000 out of the 25,000,000 outstanding American Depositary Shares at 12.50 Dollar per American Depositary Share (“ADS”) upon the terms and subject to the conditions set forth in the Offer to Purchase. The Offer aimed to generate Core Tier I capital for the Bank and to further strengthen the quality of its capital base.

As at June 28, 2013, which was the expiration time of the Offer, 12,360,169 ADSs were validly tendered, representing approximately 49.4% of the ADSs outstanding at the expiration time. Based on the results of the Offer, the aggregate purchase cost for the tendered ADSs was USD 155 million.

On July 3, 2013, the purchase of the 12,360,169 ADSs was settled by the Bank.

Therefore, following the purchase of the ADSs in 2013, 12,639,831 ADSs remained outstanding. The Bank cancelled any ADSs purchased pursuant to the Offer, and cancelled the Preference Shares represented thereby, following the completion of the requisite corporate approvals for cancellation of the Preference Shares.

Following the Cabinet Act 45/07.12.2015, all the outstanding preference shares (i.e. 12,639,831) were converted into 298,700,987 ordinary shares.

Therefore, following the above there are no preference shares outstanding.